Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Cash and Cash Equivalents

	As at March 31,
	2020		2021		2022
Cash and bank balances	₹	34,087	₹	68,842	₹	61,882
Demand deposits with banks *		110,412		100,951		41,954

	₹	144,499	₹	169,793	₹	103,836

*	These deposits can be withdrawn by the Company at any time without prior notice and without any penalty on the principal.

Summary of Cash and Cash Equivalents for the Purpose of Cash Flow Statement
Cash and cash equivalents consist of the following for the purpose of the statement of cash flows:

	As at March 31,
	2020		2021		2022
Cash and cash equivalents (as above)	₹	144,499	₹	169,793	₹	103,836
Bank overdrafts		(395)		(130)		(3)

	₹	144,104	₹	169,663	₹	103,833